Earnings/(Loss) per Share	6 Months Ended
Jun. 30, 2021
Earnings/(Loss) per Share [Abstract]
Earnings/(Loss) per Share
12.	Earnings/(Loss) per Share:

The calculation of net income/(loss) per common share is summarized below:

	June 30,
	2021	2020
Basic:
Net income/(loss)	640	(19,629)

Weighted average common shares outstanding – basic	137,590,311	9,588,854
Net income/(loss) per common share – basic	$0.01	$(2.05)

Diluted:
Net income/(loss)	640	(19,629)

Weighted average common shares outstanding – basic	137,590,311	9,588,854
Warrants	4,857,844	-
Non-vested equity incentive shares	844,725	-
Weighted average common shares outstanding – diluted	143,292,880	9,588,854
Net income/(loss) per common share – diluted	$0.01	$(2.05)

As of June 30, 2021, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants that are out-of-the money as of the reporting date (Note 10), calculated with the treasury stock method, as well as shares assumed to be converted with respect to the convertible notes (Note 7) calculated with the if-converted method. As of June 30, 2020, securities that could potentially dilute basic LPS in the future that were not included in the computation of diluted LPS, because to do so would have anti-dilutive effect, were any incremental shares of non-vested equity incentive plan shares (Note 13) and of unexercised warrants (Note 10), both calculated with the treasury stock method, as well as shares assumed to be converted with respect to the convertible  notes (Note 7) calculated with the if-converted method.